Condensed Parent Company Financial Information (Condensed Statements Income) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Income before equity in undistributed net income of bank subsidiary									$ 5,394,498	$ 5,881,204	$ 5,555,817
NET INCOME	1,047,000	1,038,000	1,325,000	901,000	1,080,000	1,116,000	1,347,000	1,098,000	4,311,498	4,641,204	4,484,817
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Income - including dividends from bank subsidiary									3,200,105	975,356	800,155
Expenses - interest expense, professional fees and other expenses, net of federal income tax benefit									(587,451)	(523,271)	(462,333)
Income before equity in undistributed net income of bank subsidiary									2,612,654	452,085	337,822
Equity in undistributed net income of bank subsidiaries									1,698,844	4,189,119	4,146,995
NET INCOME									$ 4,311,498	$ 4,641,204	$ 4,484,817